LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related Operating Leases
	December 31,
	2025	2024

Operating lease ROU assets	$549	$528
Operating lease liabilities, current	$269	$254
Operating lease liabilities, long-term	$289	$296
Weighted average remaining lease term (in years)	1.42	1.41
Weighted average discount rate	3.80%	4.29%

Schedule of Maturities of Operating Lease Liabilities
December 31,

2026	$282
2027	223
2028	61
2029	10

Total future lease payments	576
Less - imputed interest	(18)

Total lease liability balance	$558